Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2013	Dec. 31, 2015
Income Tax Rate Reconciliation [Line Items]
Income tax expense from continuing operations	$ 15,000	$ 2,827,000	$ 1,261,000
Norwegian corporate tax rate	27.00%	28.00%	28.00%
Valuation allowances	9,100,000	7,759,000
Deferred tax assets	0	0
Entrance tax	1,402,000	2,141,000		3,000,000
Entrance tax, annual decline in gain	20.00%
Entrance tax payable	1,800,000	2,700,000
Income tax rate, deferred tax liabilities	27.00%
Entrance tax payable, current	600,000
Estimated ordinary tonnage taxes payable current	100,000
Estimated income tax payable	400,000	700,000
Entrance tax paid, current	600,000
Unrecognized tax benefits	0	0
Interest or penalties on tax return	0	0
Period for income tax returns	10 years
Scenario, Forecast [Member]
Income Tax Rate Reconciliation [Line Items]
Entrance tax payable, current					400,000
Entrance tax payable, non current					$ 1,400,000